Invested Assets and Investment Income - Summary of Invested Assets and Segregated Funds Net Assets, Measured at Fair Value (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Bottom of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Investment properties capitalization rates	2.75%	3.50%
Investment properties terminal capitalization rates	3.65%	4.00%
Top of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Investment properties capitalization rates	8.75%	9.00%
Investment properties terminal capitalization rates	9.25%	9.25%
Power and infrastructure [Member] | Bottom of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	8.95%	9.20%
Power and infrastructure [Member] | Top of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	16.50%	16.50%
Timberland Investment [Member] | Bottom of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	5.00%	5.00%
Timberland Investment [Member] | Top of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	7.00%	7.50%